DEBT - Credit Facility Debt (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Credit facility debt [Abstract]
Principal	$ 5,429,338,000	$ 3,490,256,000
Credit facility	$ 5,376,902,000	$ 3,444,790,000
Restricted Group
Credit facility debt [Abstract]
Debt unamortized discount			$ 11,200,000
Cablevision Systems Corporation And Subsidiaries | Restricted Group
Credit facility debt [Abstract]
Credit facility			$ 2,035,332,000
Cablevision Systems Corporation And Subsidiaries | Restricted Group | Term A Loan Facility
Credit facility debt [Abstract]
Stated interest rate			2.17%
Principal			$ 886,621,000
Credit facility			$ 885,105,000
Cablevision Systems Corporation And Subsidiaries | Restricted Group | Term B Loan Facility
Credit facility debt [Abstract]
Stated interest rate			2.92%
Principal			$ 1,159,031,000
Credit facility			$ 1,150,227,000